AFL-CIO HIT

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HIT's California Impact Investing

30	11	$518.9M	11.4M	4,352	$2.2B
Projects	Cities Across California	Invested or Allocated	Hours of Union Construction Work	Units of Housing (41% affordable)	Total Economic Impact



City/Project Name	Total Units	Commitment/ Allocation	TDC
Alameda	**119**	**$5,967,100**	**$6,563,810**
Water Edge	119	$5,967,100	$6,563,810
Carmichael	**126**	**$4,748,800**	**$5,223,680**
Carmichael Convalescent Hospital	126	$4,748,800	$5,223,680
Cloverdale	**54**	**$1,543,461**	**$1,697,807**
Cloverdale (Kings Valley)	54	$1,543,461	$1,697,807
Los Angeles	**157**	**$11,457,624**	**$74,831,613**
Destination Crenshaw*	-	$8,000,000	$50,851,200
Kilgore Manor	52	$1,257,700	$1,383,470
Main Street Housing / Umoja	30	$1,016,160	$6,496,943
Rio Vista Village	75	$1,183,764	$16,100,000
Menlo Park	**138**	**$12,195,000**	**$13,414,500**
Glenwood Inn	138	$12,195,000	$13,414,500
Sacramento	**350**	**$22,320,000**	**$24,552,000**
Cottage Park Place	175	$11,160,000	$12,276,000
Gramercy Court	175	$11,160,000	$12,276,000
Salinas	**200**	**$16,820,900**	**$43,348,674**
Gabilan Plaza Phase I & II Apartments	200	$16,820,900	$43,348,674
San Diego	**145**	**$11,664,300**	**$12,830,730**
Woodcrest	145	$11,664,300	$12,830,730
San Francisco	**1,949**	**$352,770,190**	**$679,950,845**
101 Polk (The Civic)	162	$58,084,400	$82,847,679
333 Harrison Apartments	326	$70,001,400	$105,000,000
53 Colton Street	96	$19,058,892	$52,515,971
Alemany Plaza (Ocean View Terrace)	400	$60,000,000	$96,332,885
Arc Light Apartments	94	$32,462,900	$47,948,451
Bernal Gateway	55	$5,406,536	$14,300,000
Heritage Homes	148	$8,831,062	$29,430,729
One Embarcadero South	233	$42,000,000	$46,666,667
Potrero Launch Apartments	196	$2,585,000	$80,400,000
Putnam-Tompkins/Market Heights	46	$2,340,000	$2,574,000
Ventana Residences	193	$52,000,000	$121,934,463
San Jose	**974**	**$74,598,200**	**$117,438,153**
Almaden Lake Village	250	$22,250,000	$24,722,222
Casa del Pueblo Apartments	165	$24,982,000	$62,613,111
Country Club Villa	313	$17,403,200	$19,143,520
Rincon de los Esteros	246	$9,963,000	$10,959,300
San Leandro	**140**	**$4,845,700**	**$5,330,270**
Cherry Blossom Inn I	70	$4,463,700	$4,910,070
Cherry Blossom Inn II	70	$382,000	$420,200
Total	**4,352**	**$518,931,275**	**$985,182,082**

** Project allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.*
Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America CDE, Inc. project data. Data is current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal. the HIT's investment objectives, risks and expenses carefully before investing. Investors may view the HIT's current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.